2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Raw materials	$ 971	$ 1,013	$ 518
Work in process	233	268	21
Finished goods	34	96	37
Inventory reserve	(119)	(184)	(52)
Total	$ 1,119	$ 1,193	$ 524